DEBT (Tables)	12 Months Ended
Dec. 31, 2014
DEBT
Schedule of terms and rates of the Company's outstanding senior notes

($ thousands)	December 31, 2014	December 31, 2013

Current:
Senior notes	$98,933	$48,713

	98,933	48,713

Long-term:
Bank credit facility	$79,917	$214,394
Senior notes	958,080	762,191

	1,037,997	976,585

Total debt	$1,136,930	$1,025,298

Senior notes
DEBT
Schedule of terms and rates of the Company's outstanding senior notes

Issue Date	Interest Payment Dates	Principal Repayment	Coupon Rate	Original Principal ($ thousands)	Remaining Principal ($ thousands)	CDN$ Carrying Value ($ thousands)

September 3, 2014	March 3 and Sept 3	5 equal annual installments beginning September 3, 2022	3.79%	US$200,000	US$200,000	$232,020
May 15, 2012	May 15 and Nov 15	Bullet payment on May 15, 2019	4.34%	CDN$30,000	CDN$30,000	30,000
May 15, 2012	May 15 and Nov 15	Bullet payment on May 15, 2022	4.40%	US$20,000	US$20,000	23,202
May 15, 2012	May 15 and Nov 15	5 equal annual installments beginning May 15, 2020	4.40%	US$355,000	US$355,000	411,836
June 18, 2009	June 18 and Dec 18	Bullet payment on June 18, 2015	6.37%	CDN$40,000	CDN$40,000	40,000
June 18, 2009	June 18 and Dec 18	Bullet payment on June 18, 2015	6.82%	US$40,000	US$40,000	46,403
June 18, 2009	June 18 and Dec 18	5 equal annual installments beginning June 18, 2017	7.97%	US$225,000	US$225,000	261,023
Oct 1, 2003	April 1 and Oct 1	5 equal annual installments beginning Oct 1, 2011	5.46%	US$54,000	US$10,800	12,529

				Total carrying value		$1,057,013

				Current portion		$98,933

				Long-term portion		$958,080